Offerings - Offering: 1	Oct. 30, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 21,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,215,100
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 465(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee with respect to an indeterminate amount of the registrant’s class A common stock being registered under Registration Statement
No. 333-281175
filed with the Securities and Exchange Commission on August 1, 2024 (the “Registration Statement”) as may from time to time be offered under the Registration Statement at indeterminate prices, other than the registration fee that was due in connection with $2,000,000,000 of shares of class A common stock that may be issued and sold from time to time under the sales agreement prospectus that was included in the Registration Statement.